UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07360

Monetta Trust
 (Exact name of registrant as specified in charter)

1776-A S. Naperville Road, Suite 100
Wheaton, IL 60189-5831
  (Address of principal executive offices) (Zip code)

Robert S. Bacarella
1776-A S. Naperville Road, Suite 100
Wheaton, IL 60189-5831
  (Name and address of agent for service)

(630) 462-9800
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2018

Date of reporting period:  March 31, 2018

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)		March 31, 2018
Monetta Fund
NUMBER OF SHARES		VALUE
COMMON STOCKS - 88.0%
Basic Material - 1.9%
Mining-1.9%
60,000	Freeport-McMoRan, Inc. *	$1,054,200

Capital Equipment - 5.3%
Aerospace & Defense-0.9%
1,500	Boeing Co.	491,820

Diversified Operation-1.8%
7,000	Honeywell International, Inc.	1,011,570

Pollution Control-2.6%
17,000	Waste Management, Inc.	1,430,040

Consumer Cyclical - 6.0%
Leisure Service-4.5%
10,000	Las Vegas Sands Corp.	719,000
3,000	Netflix, Inc. *	886,050
5,000	Wynn Resorts Ltd.	911,800
		2,516,850

Media-Radio/TV-1.5%
8,000	Walt Disney Co.	803,520

Energy - 4.3%
Oil & Gas-Equipment & Services-1.5%
13,000	Schlumberger Ltd.	842,140

Oil & Gas-Exploration & Production-2.8%
15,000	EOG Resources, Inc.	1,579,050

Financial - 17.2%
Bank-Money Center-10.4%
70,000	Bank of America Corp.	2,099,300
30,000	Citigroup, Inc.	2,025,000
15,000	JPMorgan Chase & Co.	1,649,550
		5,773,850

Finance-Miscellaneous-6.8%
14,000	MasterCard, Inc. - CL A	2,452,240
11,000	Visa, Inc. - CL A	1,315,820
		3,768,060

Healthcare - 10.4%
Healthcare-Biomedical/Genetic-4.3%
6,000	Thermo Fisher Scientific, Inc.	1,238,760
7,000	Vertex Pharmaceuticals, Inc. *	1,140,860
		2,379,620

Healthcare-Patient Care-6.1%
12,000	Centene Corp. *	1,282,440
10,000	UnitedHealth Group, Inc.	2,140,000
		3,422,440

Retail - 14.4%
Retail-Major Chain-3.4%
10,000	Costco Wholesale Corp.	1,884,300

Retail-Specialty-11.0%
12,000	Alibaba Group Holding Ltd. (a) *	2,202,480
2,700	Amazon.com, Inc. *	3,907,818
		6,110,298

Technology - 21.4%
Computer Data Storage-1.8%
6,000	Apple, Inc.	1,006,680

Computer-Software-11.6%
13,000	Activision Blizzard, Inc.	876,980
9,000	Electronic Arts, Inc. *	1,091,160
15,000	Microsoft Corp.	1,369,050
6,000	Palo Alto Networks, Inc. *	1,089,120
7,500	salesforce.com, Inc. *	872,250
12,000	Take-Two Interactive Software, Inc. *	1,173,360
		6,471,920

Electronic-Semiconductor-1.5%
3,700	NVIDIA Corp.	856,883

Internet-6.5%
2,500	Alphabet, Inc. - CL C *	2,579,475
35,000	Twitter, Inc. *	1,015,350
		3,594,825

Transportation - 7.1%
Airline-2.1%
20,000	Southwest Airlines Co.	1,145,600

Railroad-2.4%
10,000	Union Pacific Corp.	1,344,300

Transportation Service-2.6%
14,500	XPO Logistics, Inc. *	1,476,245

Total Common Stocks (Cost $37,247,292)		48,964,211

EXCHANGE TRADED FUNDS - 4.7%
10,000	SPDR S&P 500 Trust	2,631,500
Total Exchange Traded Funds (Cost $2,707,785)		2,631,500

MONEY MARKET FUNDS - 10.2%
5,650,836	Morgan Stanley Institutional Liquidity Fund - Government Portfolio, Institutional Class, 1.598% ^	5,650,836
Total Money Market Funds (Cost $5,650,836)		5,650,836

	Total Investments (Cost $45,605,913) - 102.9%	57,246,547
	Liabilities in Excess of Other Assets - (2.9)%	(1,629,168)
	TOTAL NET ASSETS - 100.0%	$55,617,379

(a)	ADR - American Depositary Receipt
*	Non-income producing security.
^	Rate shown is the seven day effective yield at March 31, 2018.
Industry classification provided by William O'Neil & Co., Inc.

Summary of Fair Value Exposure

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of March 31, 2018, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Common Stocks	$48,964,211	$-	$-	$48,964,211
Exchange Traded Funds	2,631,500	-	-	2,631,500
Money Market Funds	5,650,836	-	-	5,650,836
Total Investments	$57,246,547	$-	$-	$57,246,547

Transfers between Levels are recognized at the end of the reporting period.  During the period ended March 31, 2018, the Fund recognized no transfers between Levels.  The Fund did not invest in any Level 3 investments during the period.

Schedule of Investments (Unaudited)		March 31, 2018
Monetta Young Investor Fund
NUMBER OF SHARES		VALUE
COMMON STOCKS - 41.8%
Capital Equipment - 2.5%
Aerospace & Defense-0.6%
2,500	Boeing Co.	$819,700

Pollution Control-1.9%
32,000	Waste Management, Inc.	2,691,840

Consumer Cyclical - 1.1%
Media-Radio/TV-1.1%
15,000	Walt Disney Co.	1,506,600

Energy - 2.5%
Oil & Gas-Equipment & Services-1.0%
32,000	Halliburton Co.	1,502,080

Oil & Gas-Exploration & Production-1.5%
20,000	EOG Resources, Inc.	2,105,400

Financial - 10.1%
Bank-Money Center-5.4%
100,000	Bank of America Corp.	2,999,000
30,000	Citigroup, Inc.	2,025,000
25,000	JPMorgan Chase & Co.	2,749,250
		7,773,250

Finance-Miscellaneous-4.7%
25,000	MasterCard, Inc. - CL A	4,379,000
19,000	Visa, Inc. - CL A	2,272,780
		6,651,780

Healthcare - 3.5%
Healthcare-Biomedical/Genetic-1.0%
7,000	Thermo Fisher Scientific, Inc.	1,445,220

Healthcare-Patient Care-2.5%
17,000	UnitedHealth Group, Inc.	3,638,000

Retail - 8.2%
Retail-Major Chain-2.0%
15,000	Costco Wholesale Corp.	2,826,450

Retail-Specialty-6.2%
25,000	Alibaba Group Holding Ltd. (a) *	4,588,500
3,000	Amazon.com, Inc. *	4,342,020
		8,930,520

Technology - 11.4%
Computer Data Storage-1.6%
14,000	Apple, Inc.	2,348,920

Computer-Software-5.3%
22,000	Activision Blizzard, Inc.	1,484,120
10,000	Electronic Arts, Inc. *	1,212,400
40,000	Microsoft Corp.	3,650,800
10,000	salesforce.com, Inc. *	1,163,000
		7,510,320

Electronic-Semiconductor-1.3%
8,000	NVIDIA Corp.	1,852,720

Internet-3.2%
3,500	Alphabet, Inc. - CL C *	3,611,265
35,000	Twitter, Inc. *	1,015,350
		4,626,615

Transportation - 2.5%
Airline-1.2%
30,000	Southwest Airlines Co.	1,718,400

Railroad-1.3%
14,000	Union Pacific Corp.	1,882,020

Total Common Stocks (Cost $40,852,571)		59,829,835

EXCHANGE TRADED FUNDS - 52.8%
70,000	iShares Core S&P 500	18,575,900
120,000	Schwab Strategic Trust Large-Cap	7,569,600
55,000	SPDR S&P 500 Trust	14,473,250
63,000	Vanguard Growth	8,938,440
76,000	Vanguard Large-Cap	9,211,960
37,000	Vanguard S&P 500	8,956,960
76,000	Vanguard Value	7,841,680
Total Exchange Traded Funds (Cost $46,229,723)		75,567,790

MONEY MARKET FUNDS - 5.2%
7,407,628	Morgan Stanley Institutional Liquidity Fund - Government Portfolio, Institutional Class, 1.598% ^	7,407,628
Total Money Market Funds (Cost $7,407,628)		7,407,628

	Total Investments (Cost $94,489,922) - 99.8%	142,805,253
	Other Assets Less Liabilities - 0.2%	214,010
	TOTAL NET ASSETS - 100.0%	$143,019,263

(a)	ADR - American Depositary Receipt
*	Non Income Producing.
^	Rate shown is the seven day effective yield at March 31, 2018.
Industry classification provided by William O'Neil & Co., Inc.

Summary of Fair Value Exposure

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of March 31, 2018, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Exchange Traded Funds	$75,567,790	$-	$-	$75,567,790
Common Stocks	59,829,835	-	-	59,829,835
Money Market Funds	7,407,628	-	-	7,407,628
Total Investments	$142,805,253	$-	$-	$142,805,253

Transfers between Levels are recognized at the end of the reporting period. During the period ended March 31, 2018, the Fund recognized no transfers between Levels. The Fund did not invest in any Level 3 investments during the period.

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                   Monetta Trust

By (Signature and Title) /s/ Robert S. Barcarella
   Robert S. Bacarella, Chief Executive Officer

Date              5/22/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Robert S. Barcarella
   Robert S. Bacarella, Chief Executive Officer

Date                 5/22/18

By (Signature and Title) /s/ Robert J. Bacarella
   Robert J. Bacarella, Chief Financial Officer

Date                5/22/18